UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 1, 2019 - June 30, 2020

Steven I. Koszalka

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-02421

Registrant Name:  The Tax-Exempt Bond Fund of America

Reporting Period:  07/01/2019 - 06/30/2020

The Tax-Exempt Bond Fund of America

OHIO AIR QUALITY DEVELOPMENT AUTHORITY Meeting Date: AUG 02, 2019 Record Date: MAY 22, 2019 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 677525TF4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan. Select For to Accept the Plan. Select Against to Reject the Plan. Abstain Is Not A Valid Voting Option and Will Not Count.	Management	None	Did Not Vote

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 26, 2020